Subsequent Events - Additional Information (Detail)	Jun. 16, 2022 USD ($) $ / shares shares	Apr. 30, 2022 shares	Apr. 14, 2022 USD ($)	Apr. 08, 2022 USD ($)	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 28, 2021 USD ($)	Mar. 25, 2021 $ / shares	Dec. 31, 2020 $ / shares
Subsequent Event [Line Items]
Number of Shares Available for Grant | shares					0
Number of shares authorized for issuance under the Plan | shares		3,500,000
Common stock par or stated value per share | $ / shares					$ 0.0001	$ 0.0001			$ 0.0001
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of Shares Available for Grant | shares						1,432,910
Subsequent Event | New Grove Merger [Member]
Subsequent Event [Line Items]
Exchange ratio	1.17604
Gross proceeds from the Merger	$ 97,100,000
Subsequent Event | New Grove Merger [Member] | Class A Ordinary Shares
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.0001
Subsequent Event | Backstop Warrants [Member] | New Grove Merger [Member]
Subsequent Event [Line Items]
Class of warrants or rights, Warrants issued during period | shares	3,875,018
Subsequent Event | PIPE [Member] | New Grove Merger [Member] | Class A Ordinary Shares
Subsequent Event [Line Items]
Stock issued during the period shares | shares	8,607,500
Shares Issued, Price Per Share | $ / shares	$ 10
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares								$ 0.0001
Virgin Group Acquisition Corp. II [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value			$ 500,000	$ 1,500,000
Virgin Group Acquisition Corp. II [Member] | Sponsor [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value							$ 1,000,000
Virgin Group Acquisition Corp. II [Member] | Subsequent Event | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value			$ 500,000
Virgin Group Acquisition Corp. II [Member] | Subsequent Event | Sponsor [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value				1,000,000
Virgin Group Acquisition Corp. II [Member] | Subsequent Event | Sponsor [Member] | Unsecured Promissory Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument face value				$ 1,500,000